ACQUISITION OF TARUS (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Loss before provision for income taxes	$ (122,522)	$ (14,817)	$ (14,892)
Net loss	(104,666)	(19,169)	(17,189)
Total comprehensive loss for year	(109,949)	(19,169)	(17,189)
Tarus Acquisition [Member]
IfrsStatementLineItems [Line Items]
Loss from operations	(16,277)	(17,931)	(14,873)
Loss before provision for income taxes	(122,239)	(17,164)	(17,325)
Net loss	(104,383)	(21,516)	(19,622)
Total comprehensive loss for year	$ (109,666)	$ (21,516)	$ (19,622)
Loss per share	$ (5.63)	$ (1.24)	$ (1.29)